Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

21.          Taxation

(i)Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)British Virgin Islands (“BVI”)

Subsidiaries in the BVI are exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

(iii)	Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong.

(iv)	Singapore

Subsidiaries incorporated in Singapore were subject to 17% of their taxable income.

(v)	PRC Enterprise Income Tax (“EIT”)

The EIT is calculated based on the taxable income determined under the PRC laws and accounting standards.

Under the EIT Law, foreign invested enterprises and domestic enterprises are subject to a unified EIT rate of 25%. In accordance with the implementation rules of the EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%.

Shenzhen Xunlei, Onething, Wangwenhua and Xunlei Computer have been recognized as HNTE and entitled to preferential tax rate of 15% for the years ended December 31, 2020, 2021 and 2022. In addition, Onething was established in Qianhai Shenzhen Hongkong Modern Service Industry Cooperation Zone and met the requirements set out by the local authorities, accordingly it is also entitled to a preferential tax rate of 15% for the years ended December 31, 2020, 2021 and 2022.

21.          Taxation (Continued)

(v)	PRC Enterprise Income Tax (“EIT”) (Continued)

In July 2020, Jiangxi Node was qualified for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies which are located in the West Regions of China and operate in certain encouraged industries. This qualification will need to be assessed on an annual basis. For the years ended December 31, 2020, 2021 and 2022, the tax rate assessed for Jiangxi Node was 15%.

Hainan Xunlei Hammer Network Technology Co., Ltd. was established in Hainan Free Trade Port and met the requirements set out by the local authorities, accordingly, it is entitled to a preferential tax rate of 15% for the years ended December 31, 2021 and 2022.

Certain subsidiaries of the Group in the PRC have been granted certain tax concessions to small scale entities by tax authorities in the PRC whereby the subsidiaries operating in the respective region are entitled to tax concessions, the remaining PRC subsidiaries and VIE’s subsidiaries are subject to a 25% EIT rate.

According to a policy of the PRC State Tax Bureau, enterprises that engage in research and development activities are entitled to claim 175% of the research and development expenses incurred in a year as tax deductible expenses in determining their tax assessable profits for that year (“Super Deduction”) from January 1, 2018. In addition, enterprises that engage in research and development activities are allowed to claim 200% of the research and development expenses incurred during October 1, 2022 to December 31, 2022 as tax deductible expenses in determining their tax assessable profits, based on the policy announced by the PRC State Tax Bureau in September 2022.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC are subject to PRC withholding tax, or WHT, at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is generally applicable to any dividends to be distributed from Giganology Shenzhen and Xunlei Computer to the Company out of any profits of Giganology Shenzhen and Xunlei Computer derived after January 1, 2008. Up to December 31, 2022, both Giganology Shenzhen and Xunlei Computer did not declare any dividend to the parent company and have determined that they have no present plan to declare and pay any dividends. The Group currently plans to continue to reinvest its subsidiaries’ undistributed earnings, if any, in its operations in China indefinitely. Accordingly, no withholding income tax was accrued or required to be accrued for the years ended December 31, 2020, 2021 and 2022.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2021 and 2022, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

21.          Taxation (Continued)

(v)PRC Enterprise Income Tax (“EIT”) (Continued)

The current and deferred portions of income tax expenses/(benefits) included in the consolidated statements of operations are as follows:

	Years ended December 31,
(In thousands)	2020	2021	2022
Current income tax expenses	183	53	4,450
Deferred income tax expenses/(benefits)	966	(178)	(382)
Income tax expenses/(benefits)	1,149	(125)	4,068

The aggregate amount and per share effect of the tax holidays and concession are as follows:

	Years ended December 31,
	2020	2021	2022
Aggregate dollar effect (in thousands)	197	4,100	5,243
Per share effect—basic	(0.00)	0.01	0.02
Per share effect—diluted	(0.00)	0.01	0.02

The reconciliation of total tax expenses/(benefits) computed by applying the respective statutory income tax rates to pre-tax loss is as follows:

	Years ended December 31,
(In thousands)	2020	2021	2022
Income tax (benefits)/expenses at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	(3,736)	246	5,047
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	787	2,571	1,640
Non-deductible expenses	101	47	468
Effect of Super Deduction	(733)	(2,262)	(2,594)
Effect of tax holidays and tax concessions	(197)	(4,100)	(5,243)
Change in valuation allowance of deferred tax assets	4,704	3,507	4,709
Expiration of tax loss	84	—	—
Others	139	(134)	41
Income tax expenses/(benefits)	1,149	(125)	4,068

21.          Taxation (Continued)

(v)PRC Enterprise Income Tax (“EIT”) (Continued)

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances of December 31, 2021 and 2022 are as follows:

(In thousands)	December 31, 2021	December 31, 2022
Deferred tax assets, non-current portion:
Net operating losses carried forward (note a)	39,188	41,240
Impairment of long-term equity investments	4,245	3,972
Provision of allowance for expected credit losses	1,938	1,841
Others	209	383
Valuation allowance (note b)	(45,580)	(47,223)
Deferred tax assets, net	—	213

Deferred tax liabilities:
Deferred credit arising from an asset acquisition	(930)	(687)

Notes:

(a)

As of December 31, 2022, the accumulated net operating loss of USD5,854,000 of the Group’s subsidiaries incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of USD220,231,000, mainly arose from the Company’s subsidiaries, the VIE and VIE’s subsidiaries established in the PRC, can be carried forward to offset future taxable income and will expire during the period from 2023 to 2030.

(b)	The deferred tax liabilities balances are expected to be recoverable as follows:

(In thousands)	December 31, 2021	December 31, 2022
Within one year	180	165
After one year	750	522
Total	930	687

Movement of valuation allowance is as follows:

	Years ended December 31,
(In thousands)	2020	2021	2022
Beginning balance	34,257	40,924	45,580
Additions	4,704	3,507	5,931
Reversals	—	—	(1,222)
Exchange difference	1,963	1,149	(3,066)
Ending balance	40,924	45,580	47,223

For the years ended December 31, 2020, 2021 and 2022, valuation allowance was provided for net operating loss carryforwards from certain subsidiaries, the VIE and VIE’s subsidiaries because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of future taxable income of those companies.

As of December 31, 2022, the tax returns of the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries for tax years 2018 through 2022 are still open to examination, the tax returns of FUNI for tax years 2021 through 2022 are still open to examination.